Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	September 2012
Payment Date	10/15/2012
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,087,628.16

Principal:
Principal Collections	$22,922,965.14
Prepayments in Full	$13,151,917.49
Liquidation Proceeds	$466,703.25
Recoveries	$3,652.01
Sub Total	$36,545,237.89
Collections	$40,632,866.05

Purchase Amounts:
Purchase Amounts Related to Principal	$55,130.18
Purchase Amounts Related to Interest	$459.06
Sub Total	$55,589.24

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$40,688,455.29

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	September 2012
Payment Date	10/15/2012
Transaction Month	9
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$40,688,455.29
Servicing Fee	$979,838.95	$979,838.95	$0.00	$0.00	$39,708,616.34
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,708,616.34
Interest - Class A-2 Notes	$159,098.89	$159,098.89	$0.00	$0.00	$39,549,517.45
Interest - Class A-3 Notes	$383,460.00	$383,460.00	$0.00	$0.00	$39,166,057.45
Interest - Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$39,015,445.78
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,015,445.78
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$38,941,248.45
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,941,248.45
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$38,878,108.45
Third Priority Principal Payment	$2,195,432.80	$2,195,432.80	$0.00	$0.00	$36,682,675.65
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$36,605,329.15
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,605,329.15
Regular Principal Payment	$32,183,889.85	$32,183,889.85	$0.00	$0.00	$4,421,439.30
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,421,439.30
Residuel Released to Depositor	$0.00	$4,421,439.30	$0.00	$0.00	$0.00
Total		$40,688,455.29

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$2,195,432.80
Regular Principal Payment					$32,183,889.85
Total					$34,379,322.65
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$34,379,322.65	$75.64	$159,098.89	$0.35	$34,538,421.54	$75.99
Class A-3 Notes	$0.00	$0.00	$383,460.00	$0.70	$383,460.00	$0.70
Class A-4 Notes	$0.00	$0.00	$150,611.67	$0.96	$150,611.67	$0.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$34,379,322.65	$21.35	$907,854.39	$0.56	$35,287,177.04	$21.91

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	September 2012
Payment Date	10/15/2012
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$307,933,335.78	0.6775211	$273,554,013.13	0.6018790
Class A-3 Notes	$547,800,000.00	1.0000000	$547,800,000.00	1.0000000
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,123,393,335.78	0.6976038	$1,089,014,013.13	0.6762550

Pool Information
Weighted Average APR	4.435%	4.429%
Weighted Average Remaining Term	51.71	50.86
Number of Receivables Outstanding	54,712	52,769
Pool Balance	$1,175,806,737.73	$1,138,943,695.82
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,124,560,171.26	$1,089,627,902.98
Pool Factor	0.7138966	0.6915151

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$17,084,155.44
Yield Supplement Overcollateralization Amount	$49,315,792.84
Targeted Overcollateralization Amount	$49,929,682.69
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$49,929,682.69

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	September 2012
Payment Date	10/15/2012
Transaction Month	9

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		130	$266,325.85
(Recoveries)		19	$3,652.01
Net Losses for Current Collection Period			$262,673.84
Cumulative Net Losses Last Collection Period			$1,480,471.21
Cumulative Net Losses for all Collection Periods			$1,743,145.05

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.27%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.09%	569	$12,441,864.06
61-90 Days Delinquent	0.11%	53	$1,225,384.98
91-120 Days Delinquent	0.04%	17	$445,477.34
Over 120 Days Delinquent	0.02%	12	$238,967.95
Total Delinquent Receivables	1.26%	651	$14,351,694.33

Repossession Inventory:
Repossessed in the Current Collection Period		37	$993,191.70
Total Repossessed Inventory		48	$1,365,673.59

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2107%
Preceding Collection Period			0.3619%
Current Collection Period			0.2723%
Three Month Average			0.2817%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1133%
Preceding Collection Period			0.1407%
Current Collection Period			0.1554%
Three Month Average			0.1365%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer